Income Taxes - Schedule of Domestic and Foreign Pretax (Loss) Income from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
United States	$ (36,033)	$ (29,114)
Foreign	(113)
Income (loss) before income taxes	$ (36,146)	$ (29,114)